Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Accumulated Amortization, Finite-lived	$ 128,224	$ 87,912
Net Carrying Amount, Finite-lived	783,518
Gross Carrying Amount, Intangible assets	996,442	881,771
Net Carrying Amount, Intangible assets	868,218	793,859
Skillsoft trademark
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Intangible assets	84,700	84,700
Net Carrying Amount, Intangible assets	84,700	84,700
Global Knowledge trademark
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Accumulated Amortization, Finite-lived	2,808	2,062
Gross Carrying Amount, Intangible assets	25,400	25,400
Net Carrying Amount, Intangible assets	22,592	23,338
Developed software/ courseware
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	363,842	300,771
Accumulated Amortization, Finite-lived	62,522	43,687
Net Carrying Amount, Finite-lived	301,320	257,084
Customer contracts/ relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	342,300	332,300
Accumulated Amortization, Finite-lived	17,917	10,436
Net Carrying Amount, Finite-lived	324,383	321,864
Vendor relationship
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	43,900	43,900
Accumulated Amortization, Finite-lived	25,492	21,219
Net Carrying Amount, Finite-lived	18,408	22,681
Trademarks and trade names
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	45,500	3,900
Accumulated Amortization, Finite-lived	327	373
Net Carrying Amount, Finite-lived	45,173	3,527
Publishing right
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	41,100	41,100
Accumulated Amortization, Finite-lived	7,284	5,229
Net Carrying Amount, Finite-lived	33,816	35,871
Backlog
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	49,700	49,700
Accumulated Amortization, Finite-lived	11,874	4,906
Net Carrying Amount, Finite-lived	$ 37,826	$ 44,794